Significant and Critical Accounting Policies and Practices (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		24 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Significant And Critical Accounting Policies And Practices Details Narrative
Allowance for doubtful accounts	$ 0		$ 0		$ 0		$ 0
Bad debt expense			0	0	0	0
Income tax liabilities or benefits							$ 0
Potentially dilutive common shares outstanding			0	0	0	0